Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of each of the seventy funds listed in Appendix A

In planning and performing our audits of the financial statements of the funds listed in Appendix A (hereafter collectively referred to as the “Funds”) as of and for the periods ended July 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of July 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 23, 2025

Appendix A

iShares Trust

1.	iShares Breakthrough Environmental Solutions ETF
2.	iShares China Large-Cap ETF
3.	iShares Core 30/70 Conservative Allocation ETF
4.	iShares Core 40/60 Moderate Allocation ETF
5.	iShares Core 60/40 Balanced Allocation ETF
6.	iShares Core 80/20 Aggressive Allocation ETF
7.	iShares Core MSCI EAFE ETF
8.	iShares Core MSCI Europe ETF
9.	iShares Core MSCI International Developed Markets ETF
10.	iShares Core MSCI Pacific ETF
11.	iShares Core MSCI Total International Stock ETF
12.	iShares Currency Hedged MSCI ACWI ex U.S. ETF
13.	iShares Currency Hedged MSCI EAFE ETF
14.	iShares Currency Hedged MSCI EAFE Small-Cap ETF
15.	iShares Cybersecurity and Tech ETF
16.	iShares Energy Storage & Materials ETF
17.	iShares ESG Aware 30/70 Conservative Allocation ETF
18.	iShares ESG Aware 40/60 Moderate Allocation ETF
19.	iShares ESG Aware 60/40 Balanced Allocation ETF
20.	iShares ESG Aware 80/20 Aggressive Allocation ETF
21.	iShares ESG Optimized MSCI USA Min Vol Factor ETF
22.	iShares Exponential Technologies ETF*
23.	iShares Future Cloud 5G and Tech ETF
24.	iShares Genomics Immunology and Healthcare ETF
25.	iShares Global Equity Factor ETF
26.	iShares International Equity Factor ETF
27.	iShares International Small-Cap Equity Factor ETF
28.	iShares Large Cap Accelerated Outcome ETF**
29.	iShares Large Cap Max Buffer Mar ETF***
30.	iShares Large Cap Max Buffer Jun ETF
31.	iShares Large Cap Max Buffer Sep ETF****
32.	iShares Large Cap Max Buffer Dec ETF*****
33.	iShares LifePath Retirement ETF
34.	iShares LifePath Target Date 2030 ETF
35.	iShares LifePath Target Date 2035 ETF
36.	iShares LifePath Target Date 2040 ETF
37.	iShares LifePath Target Date 2045 ETF
38.	iShares LifePath Target Date 2050 ETF
39.	iShares LifePath Target Date 2055 ETF
40.	iShares LifePath Target Date 2060 ETF
41.	iShares LifePath Target Date 2065 ETF
42.	iShares LifePath Target Date 2070 ETF******
43.	iShares Morningstar Multi-Asset Income ETF
44.	iShares MSCI ACWI ETF
45.	iShares MSCI ACWI ex U.S. ETF

46.	iShares MSCI ACWI Low Carbon Target ETF
47.	iShares MSCI All Country Asia ex Japan ETF
48.	iShares MSCI China A ETF
49.	iShares MSCI EAFE ETF
50.	iShares MSCI EAFE Growth ETF
51.	iShares MSCI EAFE Min Vol Factor ETF
52.	iShares MSCI EAFE Small-Cap ETF
53.	iShares MSCI EAFE Value ETF
54.	iShares MSCI Europe Financials ETF
55.	iShares MSCI Europe Small-Cap ETF
56.	iShares MSCI Intl Momentum Factor ETF
57.	iShares MSCI Intl Quality Factor ETF
58.	iShares MSCI Intl Value Factor ETF
59.	iShares MSCI Kokusai ETF
60.	iShares MSCI USA Min Vol Factor ETF
61.	iShares MSCI USA Momentum Factor ETF
62.	iShares MSCI USA Quality Factor ETF
63.	iShares MSCI USA Size Factor ETF
64.	iShares MSCI USA Small-Cap Min Vol Factor ETF
65.	iShares MSCI USA Value Factor ETF
66.	iShares Neuroscience and Healthcare ETF
67.	iShares Self-Driving EV and Tech ETF
68.	iShares U.S. Equity Factor ETF
69.	iShares U.S. Small-Cap Equity Factor ETF
70.	iShares U.S. Tech Breakthrough Multisector ETF

*Effective September 22, 2025, fund name changed to iShares Future Exponential Technologies ETF

**January 15, 2025 (commencement of operations) through July 31, 2025

***March 31, 2025 (commencement of operations) through July 31, 2025

****September 30, 2024 (commencement of operations) through July 31, 2025

*****December 31, 2024 (commencement of operations) through July 31, 2025

******November 12, 2024 (commencement of operations) through July 31, 2025